Summary of significant accounting policies - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Cash	€ 98,600,000	€ 20,300,000
Profit (loss) from operating activities	(26,068,955)	(8,027,162)	€ (4,313,914)
Cash flows from (used in) operations	€ (21,500,000)	€ (6,700,000)	€ (3,900,000)
Office equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life , property, plant and equipment	3 years
Office equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life , property, plant and equipment	5 years